E*TRADE INTERNATIONAL INDEX FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We are writing to report the performance of the E*TRADE International Index Fund (the "Fund") for the year ended December 31, 2000. We'd also like to take this opportunity to thank you for investing in the Fund.

The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index" or the "Index").* The Fund seeks to achieve its objective by investing in the International Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index.

The EAFE Free Index is intended to represent broadly the performance of foreign stock markets. The Index is a capitalization-weighted index and consists of approximately 1100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia, New Zealand, Hong Kong, Japan, Malaysia, and Singapore. The EAFE Free Index may also include smaller-capitalization companies. The Master Portfolio selects a sampling of securities in the Index for investments in accordance with their capitalization, industry sector and valuation, among other factors.

Generally the Fund attempts to be fully invested at all times in securities comprising the EAFE Free Index. These securities may be traded principally outside the United States. As a result the Fund maybe subject to different or greater risks than if it were invested solely in U.S. companies. Such risks may include, different accounting, auditing and financial reporting standards, higher commission rates on the purchase or sales of securities in the EAFE Free Index and adverse changes in regulatory and market structures.

--------------------------------------------------------------------------------------------------------
                                 RETURNS FOR THE PERIOD ENDED 12/31/00
------------------ --------------- ---------------------------------- ----------------------------------
                                   AVERAGE ANNUAL RETURN              CUMULATIVE RETURN
------------------ --------------- ---------------- ----------------- ---------------- -----------------
                                   SINCE            11/1/99-          SINCE            11/1/99-
                   ONE YEAR        INCEPTION**      12/31/00**        INCEPTION**      12/31/00**
------------------ --------------- ---------------- ----------------- ---------------- -----------------
Fund               -14.92%         -0.57%           -3.37%            -0.68%           -3.94%
------------------ --------------- ---------------- ----------------- ---------------- -----------------
EAFE Free Index    -15.21%         -                -2.77%            -                -3.22%
------------------ --------------- ---------------- ----------------- ---------------- -----------------

The following table shows the hypothetical return of $10,000 invested in the EAFE Free Index (and not the return of any fund).

                        EAFE FREE
 DATE                     INDEX+
-----------------------------------------

10/22/99               $10,000.00
10/31/99               $10,363.00
11/30/99               $10,711.20
12/31/99               $11,662.35
1/31/00                $10,911.30
2/29/00                $11,193.90
3/31/00                $11,617.03
4/30/00                $10,994.35
5/31/00                $10,715.10
6/30/00                $11,122.27
7/31/00                $10,645.13
8/31/00                $10,727.09
9/30/00                $10,193.96
10/31/00               $ 9,943.19
11/30/00               $ 9,559.38
12/31/00               $ 9,888.22



The following table provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2000.

                     E*TRADE INTERNATIONAL
 DATE                     INDEX FUND+
----------------------------------------------

10/22/99                 $10,000.00
10/31/99                 $10,340.00
11/30/99                 $10,699.83
12/31/99                 $11,673.52
1/31/00                  $10,843.53
2/29/00                  $11,123.29
3/31/00                  $11,552.65
4/30/00                  $10,931.12
5/31/00                  $10,760.59
6/30/00                  $11,092.02
7/31/00                  $10,638.36
8/31/00                  $10,728.78
9/30/00                  $10,218.09
10/31/00                 $ 9,986.14
11/30/00                 $ 9,592.69
12/31/00                 $ 9,932.27


[insert graph]

+Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2000. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

In addition to our current family of no-load, index funds, we are pleased to introduce two new funds to help you diversify your current portfolio - E*TRADE Financial Sector Index Fund and E*TRADE Russell 2000(R) Index Fund.

E*TRADE FINANCIAL SECTOR INDEX FUND:

The E*TRADE Financial Sector Index Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) Index.SM*** Because the E*TRADE Financial Sector Index Fund is non-diversified and invests in a single sector of the overall market, it may be subject to additional risk not typically associated with broadly diversified offerings.

E*TRADE RUSSELL 2000 INDEX FUND:

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 IndexSM****, a recognized benchmark for the small-cap group. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

Adding these two index funds is part of the ongoing strategy of E*TRADE Funds to offer a complete proprietary mutual fund product lineup for investors seeking the benefits of broad portfolio diversification. Please check out HTTP://WWW. etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

The Fund's audited financial statements for the year ended December 31, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE International Index Fund.

Sincerely,

E*TRADE Funds

*The EAFE Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a servicemark of MSCI. MSCI does not sponsor the Fund, nor is it affiliated in any way with the E*TRADE Group, Inc. "Morgan Stanley Capital International Europe, Australasia, Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are trademarks of MSCI. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

** The Fund began operations on October 22, 1999. Index Comparisons began on November 1, 1999.

*** "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

**** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

FINANCIAL MARKETS COMMENTARY
----------------------------

Interest rate hikes by world banks contributed to a damper on equities worldwide in the first half of the year. The second half, on the other hand, was marked by the effects of slowing economies around the world.

During the first quarter, the telecommunications and technology sectors drove market performance around the world. Not surprisingly, two of EAFE's best performing countries for the first quarter were the homes of cellular phone companies Ericsson and Nokia. Sweden led the performance for the quarter, gaining 17%. Most of the return came from Ericsson, which represents about half of Sweden's index, and jumped 42%. Similarly, at 73% of Finland's index, Nokia's 16% return contributed significantly to that country's almost 12% gain. During the second quarter, the trends of the first quarter reversed, and telecom and other "new economy" related stocks led many country indexes lower. Of the 20 countries comprising the Index, 12 posted losses. The United Kingdom, the second largest EAFE country, dropped almost 7%, largely due to British Telecom's loss of 31%. Germany, the fourth largest country in EAFE, fell 29% as Deutsche Telekom, which represents 25% of Germany's index, lost 29% for the quarter.

The decline of technology stocks continued into the second half of the year, particularly among telecommunications shares. For the third quarter, Finland was the worst performer in the EAFE Index, losing 22% as Nokia shares tumbled. Similarly, Ericsson's decline led Sweden down 17%. Big losses were also logged by telecom giants Deutsche Telekom (-40%), France Telecom (-24%) and the Finnish upstart Sonera Group, (-44%). Telecommunications stocks drifted lower through year-end, with the telecom sector of the EAFE Index losing 12.61% in the fourth quarter. The countries that performed well in the fourth quarter were those with substantial exposure to "old economy" industries, such as finance and pharmaceutical companies. Switzerland topped the list of strong performers, up almost 15%. Underlying its strong returns were big gains for Zurich Financial (22%), and pharmaceutical firms Roche (9%) and Novartis (11%).

Japan, which at 27% represents the largest component of the EAFE Index, endured another difficult year. During the first quarter, strong performance from its technology sector masked weakness in its economy overall, and the country achieved a relatively flat 0.9% return. However, the remaining three quarters witnessed further economic deterioration, and Japan finished the year down 27%, continuing its ten-year slide.

The European currency, which made its debut in January 1999, drifted lower through most of the year. As it approached its low of $0.83 compared with the US Dollar, central banks around the world intervened, buying euros in an attempt to stabilize the currency. By the end of October, the currency rebounded, finishing the year at $0.92 compared with the US Dollar.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Investment in International Index Master Portfolio
   ("Master Portfolio"), at market value (Note 1)                   $8,176,879
Receivable for fund shares sold                                          8,618
                                                                    ----------
Total Assets                                                         8,185,497
                                                                    ----------
LIABILITIES:
Payable for fund shares redeemed                                        14,275
Accrued administration fee (Note 2)                                      6,922
Accrued advisory fee (Note 2)                                              368
                                                                    ----------
Total Liabilities                                                       21,565
                                                                    ----------
NET ASSETS                                                          $8,163,932
                                                                    ==========
NET ASSETS CONSIST OF:
       Paid-in capital                                               9,187,444
       Undistributed net investment income                               8,567
       Undistributed net realized loss on investments, futures
          contracts and foreign currency exchange contracts           (230,505)
       Net unrealized depreciation of investments, futures
          contracts and foreign currency exchange contracts           (801,574)
                                                                    ----------
NET ASSETS                                                          $8,163,932
                                                                    ==========
Shares outstanding (unlimited authorized, par value $0.01)             830,854
                                                                    ==========
Net asset value, offering price and redemption price per share      $     9.83
                                                                    ==========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                    $   125,532
       Interest                                                                          19,496
       Expenses (Note 2)                                                                (21,353)
                                                                                    -----------
Net investment income allocated from Master Portfolio                                   123,675
                                                                                    -----------
FUND EXPENSES (NOTE 2):
       Administration fee                                                                23,837
       Advisory fee                                                                       1,609
       Trustee fees                                                                         142
                                                                                    -----------
Total fund expenses before waiver of Trustee fees                                        25,588

       Waived Trustee fees (Note 2)                                                        (142)
                                                                                    -----------
Net Expenses                                                                             25,446
                                                                                    -----------
Net Investment Income                                                                    98,229
                                                                                    -----------
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
CURRENCY EXCHANGE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO
   Net realized loss on sale of investments                                            (191,563)
   Net realized loss on sale of futures contracts and foreign
      currency exchange contracts                                                       (28,348)
   Net change in unrealized appreciation (depreciation) of investments               (1,227,446)
   Net change in unrealized appreciation (depreciation) of futures
      contracts and foreign currency exchange contracts                                 (11,264)
                                                                                    -----------
Net realized and unrealized loss on investments, futures contracts and foreign
   currency exchange contracts allocated from Master Portfolio                       (1,458,621)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $(1,360,392)
                                                                                    ===========

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      FOR THE PERIOD
                                                                                                      OCTOBER 22, 1999
                                                                                FOR THE YEAR ENDED    (COMMENCEMENT OF OPERATIONS)
                                                                                DECEMBER 31, 2000     THROUGH DECEMBER 31, 1999
                                                                                -------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
       Net investment income                                                          $    98,229       $     1,231
       Net realized (loss) gain on sale of investments, futures contracts
          and foreign currency exchange contracts                                        (219,911)            5,236
       Net change in unrealized (depreciation) appreciation of
          investments, futures contracts and foreign currency exchange
          contracts                                                                    (1,238,710)          437,136
                                                                                      -----------       -----------
Net (decrease) increase in net assets resulting from operations                        (1,360,392)          443,603
                                                                                      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                                           (90,721)           (2,022)
                                                                                      -----------       -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
       Net proceeds from sale of shares                                                 7,874,631         5,758,515
       Value of shares issued in reinvestment of dividends and distributions               88,814                --
       Cost of shares redeemed                                                         (4,258,694)         (302,157)
                                                                                      -----------       -----------
Net increase in net assets resulting from transactions in shares of common stock        3,704,751         5,456,358
                                                                                      -----------       -----------
Redemption fees                                                                            11,517               838
                                                                                      -----------       -----------
Increase in Net Assets                                                                  2,265,155         5,898,777
                                                                                      -----------       -----------
NET ASSETS:
Beginning of period                                                                     5,898,777                --
                                                                                      -----------       -----------
End of period                                                                         $ 8,163,932       $ 5,898,777
                                                                                      ===========       ===========
SHARE TRANSACTIONS:
       Number of shares sold                                                              713,923           532,825
       Number of shares reinvested                                                          8,106                --
       Number of shares redeemed                                                         (396,701)          (27,299)
                                                                                      -----------       -----------
Net increase in shares outstanding                                                        325,328           505,526
                                                                                      ===========       ===========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING FOR THE PERIOD
--------------------------------------------------------------------------------

                                                                                                   PERIOD FROM
                                                                                              OCTOBER 22, 1999
                                                                                                 (COMMENCEMENT
                                                                         YEAR ENDED          OF OPERATIONS) TO
                                                                     DECEMBER 31, 2000(5)  DECEMBER 31, 1999(5)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 11.67                $ 10.00
                                                                     ---------------         --------------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:

     Net investment income                                                     0.12                   0.00 (2)
     Net realized and unrealized (loss) gain on investments,
        futures contracts and foreign currency exchange contracts             (1.86)                  1.67

                                                                     ---------------         --------------
TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                                (1.74)                  1.67
                                                                     ---------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions from net investment income                                 (0.11)                 (0.00)(2)
                                                                     ---------------         --------------
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL                                       0.01                   0.00 (2)
                                                                     ---------------         --------------
NET ASSET VALUE, END OF PERIOD                                               $ 9.83                $ 11.67
                                                                     ===============         ==============
TOTAL RETURN                                                                 (14.92)%                16.74%(1)
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                               $ 8,164                $ 5,899
     Ratio of expenses to average net assets                                   0.55%(3)               0.55%(3)(4)
     Ratio of net investment income to average net assets                      1.15%                  0.24%   (4)
     Portfolio turnover rate of Master Portfolio                                 89%                    39%   (1)

--------------------------------------------------------------------------------

     (1) FOR THE PERIOD OCTOBER 22, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
     (2)  ROUNDS TO LESS THAN $0.01.
     (3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO PAY THE NON-AFFILIATED TRUSTEE EXPENSES FOR THE FUND FOR THE PERIOD OCTOBER 22, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 9, 2000. EVEN IF SUCH ACTION HAD NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE REMAINED UNCHANGED AT 0.55% FOR THE PERIOD FROM OCTOBER 22, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999 AND FOR THE YEAR ENDED DECEMBER 31, 2000.
     (4)  ANNUALIZED.
     (5) PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE INTERNATIONAL INDEX MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE International Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2000 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE International Index Fund.

         The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index").* The Fund seeks to achieve it's objective by investing in a Master Portfolio. The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index.

         * "Morgan Stanley Capital International Europe, Australasia, Far East Free Index (TM)", "EAFE Free Index (TM)", and "EAFE (TM)" are trademarks of Morgan Stanley Capital International Inc, ("MSCI"). MSCI does not sponsor the Fund or the International Index Master Portfolio (the "Master Portfolio"), nor is it affiliated in any way with the E*TRADE Group, Inc. MSCI. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

         The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     PRINCIPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.


     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the International Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of December 31, 2000, the value of the Fund's investment was 7.7% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

             The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.

         As of December 31, 2000, for federal income tax purposes, the Fund had a capital loss carryforward of $156,021 expiring in 2008. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 1999, the Fund has elected to defer $30,648 of capital losses attributable to Post-October losses.

     REDEMPTION FEES

         For redemptions made after September 30, 2000, shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that were redeemed before October 1, 2000 and within four months from the date of purchase, the redemption fee was 0.50%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter of the Master Portfolio's average daily net assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.28% of its average daily net assets for its services as administrator of the Fund.

         The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.10% of the first $1 billion, and 0.07% thereafter, of its average daily net assets to Barclays Global Investors, N.A. and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund was obligated to pay Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the year ended December 31, 2000. Effective May 9, 2000, such Trustee fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to an amendment to the Administrative Agreement.


3.   PORTFOLIO SECURITIES LOANED

         As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


4.   CHANGE IN ACCOUNTING POLICY

         In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE International Index Fund (the "Fund") (one of ten funds comprising the E*TRADE Funds) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period October 22, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE International Index Fund as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period October 22, 1999 (commencement of operations) to December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Los Angeles, California

February 21, 2001

     TAX INFORMATION - UNAUDTIED

        For the period ended December 31, 2000, the Fund received dividends from foreign countries in the amount of $142,206. Taxes paid to foreign countries were $13,574.

INTERNATIONAL INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000

    SECURITY                                             FACE AMOUNT     VALUE
    ----------------------------------------------------------------------------

    COMMON STOCKS--98.28%

    AUSTRALIA--2.50%
    ----------------------------------------------------------------------------
    AMP Ltd.                                               12,957       145,661
    Austrailian Gas & Light Co.                             6,243        44,162
    Brambles Industries Ltd.                                2,560        59,776
    Broken Hill Proprietary Co. Ltd.                       21,463       226,190
    Coca-Cola Amatil Ltd.                                  18,227        47,445
    Coles Myer Ltd.                                        12,286        47,649
    Commonwealth Bank of Australia                         13,199       226,773
    Computershare Ltd.                                      5,287        25,360
    CSL Ltd.                                                2,340        50,814
    CSR Ltd.                                               21,927        57,039
    Foster's Brewing Group Ltd                             26,796        70,315
    Gandel Retail Trust                                   131,887        82,707
    General Property                                       30,115        46,326
    Lend Lease Corp. Ltd.                                   4,971        46,263
    National Australia Bank Ltd.                           16,552       265,112
    News Corp. Ltd.                                        23,452       182,534
    OneSteel Ltd.                           +               2,898         1,531
    Orica Ltd.                                             20,650        66,127
    QBE Insurance Group Ltd.                                8,426        46,330
    Rio Tinto Ltd.                                          4,817        78,833
    Santos Ltd.                                            18,130        60,677
    Southcorp Ltd.                                         15,047        40,940
    TABCORP Holdings Ltd.                                   8,666        52,871
    Telstra Corp Ltd.                                      90,012       321,424
    Wesfarmers Ltd.                                         5,506        49,534
    Westfield Trust                                        24,939        47,085
    Westpac Banking Corp. Ltd.                             18,543       136,017
    WMC Ltd.                                               16,164        68,809
    Woolworths Ltd.                                        10,431        48,829
    ----------------------------------------------------------------------------
                                                                      2,643,133
    ----------------------------------------------------------------------------

    AUSTRIA--0.22%
    ----------------------------------------------------------------------------
    Bank Austria AG                                         1,747        95,981
    Oesterreichische Elektrizitaetswirtschafts AG "A"         534        54,070
    OMV AG                                                  1,056        81,679
    ----------------------------------------------------------------------------
                                                                        231,730
    ----------------------------------------------------------------------------

    BELGIUM--0.94%
    ----------------------------------------------------------------------------
    AGFA Gevaert NV                                         1,922        45,752
    Colruyt NV                                                984        43,360
    Delhaize "Le Lion" SA                                   1,256        59,644
    Dolmen Computer Applications NV         +                  64           960
    Electrabel SA                                             589       132,974
    Fortis "B"                                              7,576       245,759
    Groupe Bruxelles Lambert SA                               355        84,206
    Interbrew                               +               1,895        65,949

    KBC Bankverzekerings Holding NV                         3,450       149,210
    PetroFina SA                            +                   1           563
    Solvay SA                                               1,512        84,204
    UCB SA                                                  2,324        86,022
    ----------------------------------------------------------------------------
                                                                        998,603
    ----------------------------------------------------------------------------

    DENMARK--0.85%
    ----------------------------------------------------------------------------
    A/S Dampskibsselskabet Svendborg " B"                      10       116,900
    D/S 1912 "B"                                               14       121,425
    Danske Bank A/S                                         8,500       152,787
    Group 4 Falck A/S                                         300        39,972
    ISS A/S                                 +                 600        40,802
    Novo Nordisk A/S "B"                                      938       168,016
    Novozymes A/S "B"                       +               1,438        28,740
    Tele Danmark A/S                                        2,600       105,889
    Vestas Wind Systems A/S 144A                            1,290        69,725
    William Demant Holding                                  1,200        55,056
    ----------------------------------------------------------------------------
                                                                        899,312
    ----------------------------------------------------------------------------

    FINLAND--2.71%
    ----------------------------------------------------------------------------
    Nokia OYJ                                              55,024     2,450,417
    Pohjola Group Insurance Corp. "B"                         623        27,452
    Sampo-Leonia Insurance "A"                                800        43,127
    Sonera Group OYJ                                        9,060       163,938
    Stonesoft OYJ                           +               1,200        17,292
    Tietoenator OYJ                                         1,471        41,788
    UPM-Kymmene OYJ                                         3,600       123,363
    ----------------------------------------------------------------------------
                                                                      2,867,377
    ----------------------------------------------------------------------------

    FRANCE--11.37%
    ----------------------------------------------------------------------------
    Accor SA                                                2,802       118,216
    Air Liquide                                             1,127       167,897
    Alcatel SA "A"                                         14,093       799,380
    Aventis SA                                              8,975       786,757
    AXA UAP                                                 4,484       647,412
    BNP Parisbas SA                                         5,163       452,593
    Bouygues SA                                             4,039       182,711
    Cap Gemini SA                                           1,465       235,969
    Carrefour Supermarche SA                                8,036       504,035
    Compagnie de Saint Gobain                               1,050       164,695
    Compagnie Generale des Etablissements Michelin "B"      2,102        75,972
    Dassault Systemes SA                                    1,378        94,312
    Essilor International SA                                  211        68,744
    Etablissements Economiques du Casino
       Guichard-Perrachon SA                                1,095       110,259
    France Telecom SA                                      11,925     1,028,027
    Groupe Danone                                           1,735       261,240
    Lafarge SA                                              1,388       116,208
    Lagardere S.C.A                                         1,738       100,701
    L'Oreal SA                                              7,815       668,951
    LVMH                                                    5,607       370,608
    Pechiney SA "A"                                         1,247        56,925
    Pernod Ricard                                             995        68,565
    Pinault-Printemps-Redoute SA                            1,357       291,219
    PSA Peugeot Citroen                                       610       138,573
    Publicis Groupe                                         1,884        63,571
    Sagem SA                                                  517        69,023
    Sanofi-Synthelabo SA                                    8,548       569,006
    Schneider SA                                            1,934       140,887

    Societe EuroFrance SA                                      73        52,973
    Societe Generale "A"                                    5,012       311,074
    Sodexho Alliance SA                                       429        79,356
    STMicroelectronics NV                                  10,358       451,568
    Suez Lyonnaise - Strip VVPR             +                 275             3
    Suez Lyonnaise des Eaux SA                              1,921       350,301
    Thales/Ex Thomson CSF                                   2,169       103,812
    Total SA "B"                                            8,655     1,285,336
    Union Du Credit Bail Immobil                              337        53,617
    Usinor SA                                               3,368        44,397
    Valeo SA                                                1,268        56,540
    Vinci SA                                                1,219        74,858
    Vivendi Universal SA                    *              12,461       818,964
    ----------------------------------------------------------------------------
                                                                     12,035,255
    ----------------------------------------------------------------------------

    GERMANY--8.39%
    ----------------------------------------------------------------------------
    Adidas AG                                                 700        43,315
    Allianz AG                                              2,749     1,027,322
    BASF AG                                                 7,300       329,681
    Bayer AG                                                8,450       442,619
    Bayerische Hypo-und Vereinsbank AG                      5,000       282,672
    Beiersdorf AG                                           1,094       114,363
    Continental AG                                          2,728        43,736
    DaimlerChrysler AG                                     11,996       503,184
    Deutsche Bank AG                                        7,088       594,826
    Deutsche Lufthansa AG                                   4,828       124,252
    Deutsche Telekom AG                                    35,499     1,068,353
    Dresdner Bank AG                                        6,150       267,828
    EM TV & Merchandising AG                +                 678         3,750
    Epcos AG                                +                 800        69,379
    Fresenius Medical Care AG                               1,187        96,820
    Gehe AG                                                 1,500        56,562
    Heidelberger Zement AG                                  1,110        50,993
    Karstadtquelle AG                                       1,818        56,077
    Linde AG                                                1,762        85,406
    MAN AG                                                  1,748        44,412
    Merck KGaA                                              2,473       108,972
    Metro AG                                                3,981       185,873
    Muenchener Rueckversicherungs-Gesellschaft AG "Reg"     2,073       740,606
    Preussag AG                                             2,615        94,390
    RWE AG                                                  5,998       268,800
    SAP AG                                                  2,173       249,141
    Schering AG                                             2,667       151,277
    Siemens AG                              *               6,866       896,060
    Thyssen Krupp AG                                        6,905       106,818
    Veba AG                                                 8,576       521,019
    Volkswagen AG                                           3,821       199,502
    WCM Beteiligungs & Grundbesi AG                         3,687        54,617
    ----------------------------------------------------------------------------
                                                                      8,882,625
    ----------------------------------------------------------------------------

    HONG KONG--2.09%
    ----------------------------------------------------------------------------
    Bank of East Asia Ltd.                                 23,000        59,418
    Cathay Pacific Airways Ltd.                            42,000        77,540
    CLP Holdings Ltd.                                      23,500       117,202
    Esprit Holdings Ltd.                                   16,000        13,642
    Hang Seng Bank Ltd                                     22,000       296,162
    Henderson Land Development Co. Ltd.                    18,000        91,618
    Hong Kong & China Gas Co. Ltd.                         60,060        88,168

    Hutchison Whampoa Ltd.                                 48,700       607,206
    Johnson Electric Holdings Ltd.                         45,500        70,002
    Li & Fung Ltd.                                         34,000        61,900
    New World Development Co Ltd                           36,000        43,618
    Pacific Century Cyberworks Ltd.         +             169,591       109,810
    Shangri-La Asia Ltd.                                   40,000        43,336
    Sun Hung Kai Properties Ltd.                           28,000       279,110
    Swire Pacific Ltd. "A"                                 19,500       140,628
    Television Broadcasts Ltd.                              6,000        31,539
    Wharf Holdings Ltd.                                    32,000        77,744
    ----------------------------------------------------------------------------
                                                                      2,208,643
    ----------------------------------------------------------------------------

    IRELAND--0.31%
    ----------------------------------------------------------------------------
    Allied Irish Banks PLC                                  8,668       100,771
    CRH PLC                                                 3,725        69,219
    Eircom PLC                                             17,419        44,911
    Irish Life & Permanent PLC                              5,332        64,979
    Kerry Group PLC "A"                                     3,985        48,214
    ----------------------------------------------------------------------------
                                                                        328,094
    ----------------------------------------------------------------------------

    ITALY--4.71%
    ----------------------------------------------------------------------------
    Alitalia SpA                            +              17,000        30,522
    Arnoldo Mondadori Editore SpA                           4,200        38,983
    Assicurazioni Generali SpA              *              14,094       558,945
    Autogrill SpA                                           4,000        49,128
    Autostrade SpA                                         15,000        99,146
    Banca di Roma SpA                                      81,974        88,843
    Banca Intesa SpA                        *              60,043       288,224
    Benetton Group SpA                                     35,233        73,334
    Beni Stabili SpA                                        6,022         2,902
    Bipop Carire SpA                                       20,250       131,949
    Bulgari SpA                             *               4,250        52,198
    Enel SpA                                               69,814       270,983
    ENI SpA                                 *              95,554       609,185
    Fiat SpA                                                5,381       132,481
    Gruppo Editoriale L'Espresso                            4,800        41,492
    Italgas SpA                             +               7,750        78,400
    Mediaset SpA                                           14,390       171,476
    Mediobanca Banca SpA                                    8,661        98,091
    Parmalat Finanziaria SpA                               32,500        52,562
    Pirelli SpA                                            26,078        92,663
    Riunione Adriatica di Sicurta SpA                       9,100       141,712
    San Paolo - IMI SpA                     *              16,843       271,924
    Telecom Italia Mobile SpA               *              95,849       763,840
    Telecom Italia SpA                      *              10,464        62,787
    Telecom Italia SpA "A"                  *              42,885       473,635
    Unicredito Italiano SpA                 *              59,634       311,421
    ----------------------------------------------------------------------------
                                                                      4,986,826
    ----------------------------------------------------------------------------

    JAPAN--22.40%
    ----------------------------------------------------------------------------
    Acom Co. Ltd.                                           1,800       132,686
    Advantest Corp.                                         1,200       112,277
    Ajinomoto Co. Inc.                                      8,000       103,882
    Alps Electric Co Ltd                                    2,000        30,465
    Amada Co. Ltd.                                          5,000        37,164
    Asahi Bank Ltd. (The)                                  36,000       122,454
    Asahi Breweries Ltd.                                    7,000        71,310
    Asahi Glass Co. Ltd.                                   14,000       115,443
    Asahi Kasei Corp.                                      18,000       103,568

    Bank of Fukuoka Ltd.                                   11,000        46,939
    Bank of Tokyo-Mitsubishi Ltd.                          55,000       546,827
    Bank of Yokohama Ltd.                                  16,000        72,613
    Benesse Corporation                                     1,500        55,614
    Bridgestone Corp.                                      11,000       100,035
    Canon Inc.                                             10,000       349,773
    Casio Computer Co. Ltd.                                 6,000        50,630
    Central Japan Railway Co.                                  22       135,240
    Chugai Pharmaceutical Co. Ltd.                          4,000        66,457
    Chuo Mitsui Trust & Banking Co. Ltd.                   13,000        40,014
    Citizen Watch Co. Ltd.                                  5,000        36,420
    Credit Saison Co Ltd                                    2,200        47,036
    CSK Corp.                                               1,100        15,986
    Dai Nippon Printing Co. Ltd.                            9,000       133,867
    Daiichi Pharmaceutical Co. Ltd.                         4,000       118,923
    Daikin Industries Ltd.                                  4,000        76,950
    Dainippon Ink & Chemical Inc.                          14,000        41,623
    Daito Trust Construction Co. Ltd.                       2,500        44,815
    Daiwa Bank Ltd. (The)                                  29,000        47,421
    Daiwa House Industry Co. Ltd.                           9,000        55,877
    Daiwa Securities Group Inc.                            16,000       166,912
    Denso Corp.                                            10,000       215,985
    East Japan Railway Co.                                     44       257,782
    Ebara Corporation                                       5,000        54,259
    Eisai Co. Ltd.                                          4,000       139,909
    Fanuc Ltd.                                              2,800       190,241
    Fuji Photo Film Co.                                     6,000       250,787
    Fuji Soft ABC Inc.                                        400        25,778
    Fuji Television Network Inc.                                6        41,763
    Fujikura Ltd.                                           5,000        37,426
    Fujitsu Ltd.                                           24,000       353,410
    Furukawa Electric Co. Ltd.                              8,000       139,559
    Gunma Bank Ltd                                          9,000        43,993
    Hirose Electric Co. Ltd.                                  600        57,713
    Hitachi Ltd.                                           40,000       356,068
    Honda Motor Co. Ltd.                                   12,000       447,010
    Hoya Corp.                                              1,400       102,833
    Isetan Co. Ltd.                                         3,000        31,611
    Ishikawajima - Harima Heavy
      Industries Co. Ltd.                   +              19,000        40,538
    Itochu Corp.                            +              18,000        83,736
    Ito-Yokado Co. Ltd.                                     5,000       249,213
    Japan Airlines Co. Ltd.                                22,000       100,613
    Japan Tobacco Inc.                                         24       185,939
    Joyo Bank Ltd.                                         16,000        50,787
    Jusco Co. Ltd.                                          4,000        86,744
    Kajima Corp.                                           18,000        49,894
    Kaneka Corp.                                            7,000        66,168
    Kansai Electric Power Co. Inc.                          9,800       166,161
    Kao Corp.                                               7,000       203,218
    Kawasaki Steel Corp.                                   49,000        50,558
    Keihin Electric Express Railway Co. Ltd.               14,000        55,579
    Kinden Corp.                                            6,000        34,365
    Kinki Nippon Railway Co. Ltd.                          17,000        70,759
    Kirin Brewery Co. Ltd.                                 13,000       116,290
    Komatsu Ltd.                                           14,000        61,823
    Konami Company Ltd.                                     1,400       104,914
    Konica Corp.                                            5,000        40,880
    Kubota Corp.                                           20,000        60,860
    Kuraray Co. Ltd.                                        6,000        56,033

    Kyocera Corp.                                           2,300       250,796
    Kyowa Hakko Kogyo Co. Ltd.                              7,000        48,356
    Marubeni Corp.                          +              22,000        51,942
    Marui Co. Ltd.                                          5,000        75,420
    Matsushita Electric Industrial Co. Ltd.                24,000       572,928
    Minebea Co. Ltd.                                        6,000        55,509
    Mitsubishi Chemical Corp.                              29,000        76,328
    Mitsubishi Corp.                                       18,000       132,529
    Mitsubishi Electric Corp.                              27,000       165,977
    Mitsubishi Estate Co. Ltd.                             15,000       160,022
    Mitsubishi Heavy Industries Ltd.                       40,000       174,188
    Mitsubishi Materials Corp.                             18,000        42,970
    Mitsubishi Rayon Co.                                   11,000        32,486
    Mitsubishi Trust & Banking Corp.                       16,000       109,968
    Mitsui & Co. Ltd.                                      18,000       113,170
    Mitsui Fudosan Co. Ltd.                                10,000        99,248
    Mitsui Marine & Fire Insurance Co. Ltd.                11,000        63,003
    Mitsui Mining & Smelting Co.                            7,000        53,865
    Mizuho Holding Inc.                                       102       631,480
    Murata Manufacturing Co. Ltd.                           2,800       328,087
    NEC Corp.                                              19,000       347,236
    NGK Insulators Ltd.                                     4,000        52,921
    NGK Spark Plug Co. Ltd.                                 3,000        43,809
    Nidec Corp.                             *                 900        42,497
    Nikon Corp.                                             5,000        53,428
    Nintendo Co. Ltd.                                       1,700       267,427
    Nippon COMSYS Corp.                                     3,000        53,777
    Nippon Express Co. Ltd.                                14,000        84,470
    Nippon Meat Packers Inc.                                4,000        54,425
    Nippon Mitsubishi Oil Corp.                            20,000        96,188
    Nippon Paper Industries Co.                            13,000        77,414
    Nippon Sheet Glass Co. Ltd.                             5,000        60,948
    Nippon Steel Corp.                                     83,000       137,174
    Nippon Telegraph & Telephone Corp.                        149     1,072,289
    Nippon Yusen Kabushiki Kaisha                          18,000        74,291
    Nissan Motor Co. Ltd.                   +              47,000       270,429
    Nissin Food Products                                    2,200        53,673
    Nitto Denko Corp.                                       2,200        59,636
    Nomura Securities Co. Ltd.                             23,000       413,301
    NSK Ltd.                                                8,000        48,898
    Obayashi Corp.                                         12,000        51,626
    Oji Paper Co. Ltd.                                     14,000        72,227
    Olympus Optical Co. Ltd.                                4,000        69,080
    Omron Corp.                                             4,000        83,071
    Oriental Land Co. Ltd.                                  1,300        86,962
    Orix Corp.                                              1,000       100,210
    Osaka Gas Co. Ltd.                                     31,000        94,063
    Pioneer Electronic Corp.                                3,000        80,011
    Promise Co. Ltd.                                        1,500       106,244
    Rohm Co. Ltd.                                           1,400       265,652
    Sakura Bank Ltd.                                       49,000       295,646
    Sankyo Co. Ltd.                                         6,000       143,756
    Sanyo Electric Co. Ltd.                                23,000       191,063
    Secom Co. Ltd.                                          2,500       162,863
    Sekisui House Ltd.                                     10,000        91,378
    Seventy Seven Bank Ltd                                  7,000        39,848
    Sharp Corp.                                            14,000       168,696
    Shimamura Co. Ltd.                                        300        16,448
    Shimano Inc.                                            2,300        45,151

    Shimizu Corp.                                          14,000        41,378
    Shin-Etsu Chemical Co. Ltd.                             5,000       192,375
    Shionogi & Co. Ltd.                                     5,000       101,872
    Shiseido Co.                                            7,000        78,043
    Shizuoka Bank Ltd.                                      9,000        81,768
    Skylark Co.                                             2,000        55,964
    SMC Corp.                                                 900       115,687
    Softbank Corp.                                          3,900       135,388
    Sony Corp.                                             10,700       739,157
    Sumitomo Bank Ltd. (The)                               37,000       379,513
    Sumitomo Chemical Co. Ltd.                             21,000       104,118
    Sumitomo Corp.                                         13,000        93,441
    Sumitomo Electric Industries                            8,000       131,094
    Sumitomo Marine & Fire Insurance Co. Ltd.              10,000        64,446
    Sumitomo Metal Mining Co. Ltd.                          8,000        41,833
    Taisho Pharmaceutical Co. Ltd.                          4,000       108,080
    Taiyo Yuden Co. Ltd.                                    2,000        66,807
    Takara Shuzo Co. Ltd.                                   3,000        52,361
    Takashimaya Co. Ltd.                                    6,000        40,766
    Takeda Chemical Industries                             10,000       591,116
    Takefuji Corp.                                          2,100       132,214
    Teijin Ltd.                                            13,000        67,068
    Terumo Corp.                                            3,100        67,768
    Tobu Railway Co. Ltd.                                  22,000        64,638
    Toho Co. Ltd.                                             400        55,124
    Tohoku Electric Power Co. Inc.                          6,200        82,786
    Tokai Bank Ltd.                                        29,000       125,524
    Tokio Marine & Fire Insurance Co. Ltd.                 18,000       206,033
    Tokyo Broadcasting System                               1,000        29,556
    Tokyo Electric Power Co. Inc.                          14,700       364,414
    Tokyo Electronics Ltd.                                  2,100       115,320
    Tokyo Gas Co. Ltd.                                     32,000        94,579
    Tokyu Corp.                                            15,000        80,798
    Toppan Printing Co. Ltd.                                9,000        78,305
    Toray Industries Inc.                                  20,000        75,202
    Toshiba Corp.                                          39,000       260,547
    Tostem Corp.                                            4,000        49,633
    Toto Ltd.                                               6,000        42,760
    Toyo Information Systems                                1,000        49,668
    Toyo Seikan Kaisha Ltd.                                 3,000        48,793
    Toyota Motor Corp.                                     43,600     1,391,572
    Trans Cosmos Inc.                                         200         8,657
    Uni-Charm Corp.                                         1,300        65,932
    Uny Co Ltd                                              3,000        32,004
    Wacoal Corp.                                            6,000        49,948
    Yamanouchi Pharmaceutical Co. Ltd.                      4,000       172,788
    Yamato Transport Co. Ltd.                               6,000       110,179
    Yokogawa Electric                                       5,000        42,192
    ----------------------------------------------------------------------------
                                                                     23,706,127
    ----------------------------------------------------------------------------

    NETHERLANDS--5.72%
    ----------------------------------------------------------------------------
    ABN AMRO Holding NV                                    17,406       395,247
    Aegon NV                                               15,672       647,385
    Akzo Nobel NV                                           3,586       192,309
    ASM Lithography Holding NV              +   *           5,067       114,916
    Burhmann NV                                             1,498        40,097
    Elsevier NV                                             9,276       136,190
    Getronics NV                                            6,034        35,414
    Hagemeyer NV                                            1,677        37,341

    Heineken NV                                             3,807       230,038
    ING Groep NV                                           11,057       881,980
    Koninklijke Ahold NV                    *               9,155       294,921
    Philips Electronics NV                                 15,121       553,175
    QIAGEN NV                               +               1,900        68,582
    Royal Dutch Petroleum Co.                              25,030     1,531,448
    Royal KPN NV                                           14,635       168,221
    TNT Post Group NV                                       5,882       142,058
    Unilever NV - CVA                                       6,643       419,777
    VOPAK                                                   3,083        64,746
    Wolters Kluwer NV - CVA                                 3,728       101,500
    ----------------------------------------------------------------------------
                                                                      6,055,345
    ----------------------------------------------------------------------------

    NEW ZEALAND--0.05%
    ----------------------------------------------------------------------------
    Telecom Corp. of New Zealand Ltd                       24,158        51,396
    ----------------------------------------------------------------------------
                                                                         51,396
    ----------------------------------------------------------------------------

    NORWAY--0.43%
    ----------------------------------------------------------------------------
    Christiania Bank Og Kreditkasse                         5,800        32,518
    DnB Holding ASA                                        14,300        76,935
    Norsk Hydro ASA                                         4,315       182,298
    Orkla ASA                               +               4,312        84,981
    Telenor ASA                             +               5,900        25,661
    Tomra Systems  ASA                      +               2,600        50,357
    ----------------------------------------------------------------------------
                                                                        452,750
    ----------------------------------------------------------------------------

    PORTUGAL--0.60%
    ----------------------------------------------------------------------------
    Banco Comercial Portugues SA "R"                       23,673       125,401
    Banco Espirito Santo e Comercial de Lisboa SA           4,483        75,234
    Brisa-Auto Estradas de Portugal SA                      6,621        58,971
    Cimentos De Portugal SA                                 2,292        57,160
    Electricidade de Portugal SA                           34,855       115,028
    Portugal Telecom                                       16,327       149,093
    Sonae SGPS SA                                          40,525        45,593
    Sonae SGPS SA - New Shares              +               2,291         2,513
    ----------------------------------------------------------------------------
                                                                        628,993
    ----------------------------------------------------------------------------

    SINGAPORE--0.96%
    ----------------------------------------------------------------------------
    Capitaland Ltd.                         +              38,000        65,732
    Chartered Semiconductor Manufacturing   +              15,000        40,997
    City Developments Ltd.                                 15,000        69,624
    DBS Group Holdings Ltd.                                16,652       188,191
    Oversea-Chinese Banking Corp Ltd. - Ordinary Shares    16,350       121,615
    Singapore Airlines Ltd.                                15,000       148,763
    Singapore Press Holdings Ltd.                           5,000        73,805
    Singapore Technologies Engineering Ltd.                38,000        61,131
    Singapore Telecommunications Ltd.                      70,000       108,577
    United Overseas Bank Ltd.                              14,392       107,880
    Venture Manufacturing Ltd.                              4,000        26,754
    ----------------------------------------------------------------------------
                                                                      1,013,069
    ----------------------------------------------------------------------------

    SPAIN--2.99%
    ----------------------------------------------------------------------------
    Altadis SA                                              5,342        82,639
    Autopistas Concesionaria Espanola SA                    7,939        69,296
    Banco Bilbao Vizcaya SA                                37,204       552,859
    Banco Santander Central Hispano SA                     54,283       580,182
    Endesa SA                                              13,176       224,209
    Fomento de Construcciones y Contratas SA                2,945        55,774

    Gas Natural SDG SA                                      6,235       113,405
    Iberdrola SA                                           11,954       149,620
    Repsol YPF SA                                          16,467       262,766
    Sociedad General de Aguas de Barcelona SA               4,180        50,986
    Telefonica SA                           +              51,103       843,245
    Union Electrica Fenosa SA                               4,548        83,361
    Zardoya Otis SA                                         6,980        61,187
    Zeltia SA                               +               2,226         6,428
    Zeltia SA - Rights                      +               2,226        25,983
    ----------------------------------------------------------------------------
                                                                      3,161,940
    ----------------------------------------------------------------------------

    SWEDEN--2.70%
    ----------------------------------------------------------------------------
    ASSA Abloy AB "B"                                       4,800        93,828
    Atlas Copco AB "B"                                      2,419        52,924
    Drott AB "B"                                            2,450        33,745
    Electrolux AB "B"                                       5,594        72,603
    Hennes & Mauritz AB "B"                                10,076       155,862
    NetCom AB "B"                           +               2,025        84,102
    Nordea AB                                              34,683       262,738
    OM Gruppen AB                                           1,450        35,795
    Sandvik AB                                              3,895        93,676
    Securitas AB "B"                                        4,665        86,494
    Skandia Forsakrings AB                                 12,120       197,110
    Skandinaviska Enskilda Banken (SEB) "A"                 9,300       102,474
    Skanska AB "A"                                          1,888        78,012
    Svenska Cellulosa AB "B"                                3,625        77,005
    Svenska Handelsbanken AB "B"                            7,900       135,175
    Swedish Match AB                                       16,628        64,831
    Telefonakfiebolaget Ericsson AB "B"                    90,008     1,025,146
    Telia AB                                +              17,800        91,465
    Volvo AB "B"                                            5,102        84,596
    WM-Data AB "B"                                          6,155        29,541
    ----------------------------------------------------------------------------
                                                                      2,857,122
    ----------------------------------------------------------------------------

    SWITZERLAND--7.12%
    ----------------------------------------------------------------------------
    ABB Ltd.                                                3,643       388,055
    Adecco SA                                                 220       138,369
    Credit Suisse Group                                     3,508       666,233
    Gebruder Sulzer AG                      +                  65        46,854
    Givaudan - Foreign Registered           +                  93        24,573
    Holderbank Financiere Glarus AG                           204        66,669
    Holderbank Financiere Glarus AG "B"                        81        97,395
    Kudelski SA Bearer                      +                  64        71,034
    Lonza AG                                                  100        58,085
    Nestle SA                                                 454     1,058,190
    Novartis AG                                               844     1,491,019
    Roche Holding AG - Genusshein                              82       834,790
    Roche Holding AG-Bearer                                    19       235,486
    Schindler Holding AG                                       38        59,727
    Schweizerische Rueckversicherungs-Reg                     165       395,267
    SGS Societe Generale de Surveillance "B"                   10        14,491
    Swatch Group AG                                           200        52,166
    Swatch Group AG "B"                                        47        58,687
    Swisscom AG                                               908       235,993
    Syngenta AG                             +               1,513        81,166
    UBS AG "Reg"                                            5,184       845,487
    Unaxis Holding AG "R"                   +                 200        45,013
    Zurich Financial Services AG                              951       572,916
    ----------------------------------------------------------------------------
                                                                      7,537,665
    ----------------------------------------------------------------------------

    ----------------------------------------------------------------------------

    UNITED KINGDOM--21.22%
    ----------------------------------------------------------------------------
    Abbey National PLC                                     16,720       304,441
    AMVESCAP PLC                                            8,919       183,048
    Arm Holdings PLC                        +              11,906        89,987
    AstraZeneca PLC                                        20,518     1,034,360
    AWG PLC                                                 5,916        50,811
    BAA PLC                                                12,784       118,009
    BAE Systems PLC                                        36,789       209,914
    Barclays PLC                                           19,283       596,797
    Bass PLC                                               12,240       133,281
    BBA Group PLC                                           8,115        44,849
    BG Group PLC                                           41,786       163,530
    Blue Circle Industries PLC                              8,818        58,089
    BOC Group PLC                                           6,753       102,584
    Boots Co. PLC                                          11,868       107,958
    BP Amoco PLC                                          262,698     2,118,922
    British Airways PLC                                    14,286        83,329
    British American Tobacco PLC                           26,410       201,088
    British Land Co. PLC                                    7,760        55,058
    British Sky Broadcasting Group PLC      +              21,609       361,828
    British Telecommunications PLC                         76,648       654,873
    Bunzl PLC                                               7,064        43,261
    Cadbury Schweppes PLC                                  24,486       169,340
    Canary Wharf Finance PLC                +               9,565        69,650
    Capita Group PLC                                        8,619        64,371
    Carlton Communications PLC                              9,248        84,402
    Celltech Group PLC                      +               3,550        62,730
    Centrica PLC                                           47,021       182,084
    CGU PLC                                                25,730       415,843
    Chub PLC                                +              15,278        36,056
    CMG PLC                                                 7,717       103,165
    Corus Group PLC                                        51,927        54,684
    Diageo PLC                                             39,451       441,958
    Dixons Group PLC                                       24,969        83,544
    Electrocomponents PLC                                   5,851        57,856
    EMI Group PLC                                          10,180        83,632
    Exel PLC                                                4,280        60,734
    GKN PLC "B"                                             9,548       100,831
    Glaxo Smithkline PLC                    +              71,788     2,026,637
    Granada Compass PLC                                    26,888       292,584
    Great Universal Stores PLC                             12,943       101,595
    Halifax Group PLC                                      26,640       264,021
    Hanson PLC                                              8,871        60,820
    Hays PLC                                               21,079       121,535
    Hilton Group PLC                                       25,162        78,551
    HSBC Holdings PLC                                     106,781     1,571,058
    Imperial Chemical Industries PLC                       10,723        88,413
    International Power PLC                 +              16,708        62,642
    Invensys PLC                                           43,730       102,223
    J Sainsbury PLC                                        23,424       138,904
    Johnson Matthey PLC                                     3,522        55,501
    Kidde PLC                               +               9,227         9,924
    Kingfisher PLC                                         17,676       131,419
    Land Securities PLC                                     6,367        80,125
    LASMO PLC                                              21,934        65,526
    Lattice Group PLC                       +              43,537        98,198
    Legal & General Group PLC                              59,959       165,241
    Lloyds TSB Group PLC                                   62,981       666,049

    Logica PLC                                              5,364       140,213
    Marconi PLC                                            32,308       346,978
    Marks & Spencer PLC                                    37,999       105,573
    Misys PLC                                               7,480        73,741
    National Grid Group PLC                                16,987       154,397
    Nycomed Amersham PLC "A"                                9,180        76,446
    P&O Princess Cruises PLC                +              12,391        52,379
    Pearson PLC                                             9,309       221,087
    Peninsular & Oriental Steam Navigation Co. PLC         14,694        69,576
    Provident Financial PLC                                 2,743        40,522
    Prudential Corp. PLC                                   22,534       362,507
    Psion PLC                                               3,830        16,390
    Railtrack Group PLC                                     6,521        90,099
    Reed International PLC                                 15,146       158,365
    Rentokil Initial PLC                                   27,771        95,821
    Reuters Group PLC                                      16,811       284,503
    Rio Tinto PLC                                          12,690       223,289
    Royal Bank of Scotland Group PLC                       30,954       731,452
    Royal Bank of Scotland Group PLC        +               1,005         1,246
    Sage Group PLC                                         15,879        72,756
    Schroders PLC                                           3,718        73,362
    Scottish Power PLC                                     21,727       171,680
    Sema Group PLC                                          9,185        40,439
    Slough Estates PLC                                      7,368        45,343
    Smith & Nephew PLC                                     13,497        62,498
    Smiths Group PLC                                        8,306       100,246
    Tesco PLC                                              78,855       321,263
    3i Group PLC                                            6,854       126,744
    Unilever PLC                                           34,352       294,015
    United Utilities PLC                                    7,650        75,988
    Vodafone Group PLC ADR                                716,336     2,626,804
    Wolseley PLC                                            9,736        66,896
    WPP Group PLC                                          13,005       169,390
    ----------------------------------------------------------------------------
                                                                     22,459,871
    ----------------------------------------------------------------------------

    TOTAL COMMON STOCKS
    (Cost: $105,222,373)                                            104,005,876
    ----------------------------------------------------------------------------


    SECURITY                                          FACE AMOUNT     VALUE
    ----------------------------------------------------------------------------

    PREFERRED STOCKS--0.47%
    ----------------------------------------------------------------------------
    AUSTRALIA--0.16%
    ----------------------------------------------------------------------------
    News Corp. Ltd.                                        24,536       174,603
    ----------------------------------------------------------------------------
                                                                        174,603
    ----------------------------------------------------------------------------

    GERMANY--0.31%
    ----------------------------------------------------------------------------
    Prosieben Satellite Media AG                            2,000        60,172
    SAP AG - Vorzug                                         1,554       218,252
    Volkswagen AG                           +               1,600        47,552
    ----------------------------------------------------------------------------
                                                                        325,976
    ----------------------------------------------------------------------------

    TOTAL PREFERRED STOCKS
    (Cost: $552,811)                                                    500,579
    ----------------------------------------------------------------------------

         SECURITY                                    FACE AMOUNT       VALUE
    ----------------------------------------------------------------------------

    SHORT TERM INSTRUMENTS--2.50%

    ----------------------------------------------------------------------------
    Federal Home Loan Mortgage Corporation
       Discount Note
    6.51%, 01/16/01                        ++             469,448       469,448

    Goldman Sachs Financial Square Prime
       Obligation Fund                     ++             468,697       468,697

    Providian Temp Cash Money Market Fund  ++             653,384       653,384

    Short Term Investment Company Liquid
       Assets Portfolio                    ++           1,053,015     1,053,015
    ----------------------------------------------------------------------------

    TOTAL SHORT TERM INSTRUMENTS
    (Cost: $2,644,544)                                                2,644,544
    ----------------------------------------------------------------------------


    SECURITY                                         FACE AMOUNT       VALUE
    ----------------------------------------------------------------------------

    REPURCHASE AGREEMENT-1.00%

    ----------------------------------------------------------------------------
    Investors Bank & Trust Tri Party Repurchase
    Agreement, dated 12/29/00, due 01/02/01,
    with a maturity value of $1,055,026
    and an effective yield of 5.73%.                    1,054,355     1,054,355
    TOTAL REPURCHASE AGREEMENT
    (Cost: $1,054,355)                                                1,054,355
    ----------------------------------------------------------------------------

    TOTAL INVESTMENTS IN SECURITIES -- 102.25%
    (Cost $109,474,083)                                             108,205,354
    ----------------------------------------------------------------------------
    Other Assets, Less Liabilities -- (2.25%)                        (2,382,168)
    ----------------------------------------------------------------------------
    NET ASSETS -- 100.00%                                          $105,823,186
    ============================================================================

+   Non-income earning securities.
*   Denotes all or part of security on loan. See Note 4.
++ Represents investment of collateral received from securities lending transactions. See Note 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost:  $109,474,083) (Note 1)         $108,205,354
Cash pledged for margin requirements (Note 1)                           131,270
Foreign currency, at value (Cost: $1,078,833)                         1,128,999
Receivables:
       Dividends and interest                                           121,164
Unrealized gain on forward foreign currency exchange contracts           34,519
                                                                   -------------
Total Assets                                                        109,621,306
                                                                   -------------
LIABILITIES
Payables:
       Investment securities purchased                                1,086,586
       Due to broker - variation margin                                  19,770
       Collateral for securities loaned (Note 4)                      2,644,544
       Due to BGFA (Note 2)                                              18,299
       Due to BGI and Stephens (Note 2)                                  23,185
Unrealized loss on forward foreign currency exchange contracts            5,736
                                                                   -------------
Total Liabilities                                                     3,798,120
                                                                   -------------
NET ASSETS                                                         $105,823,186
                                                                   =============



--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $130,032)                        $  1,039,307
       Interest (Includes securities lending income of $867)                              176,281
                                                                                     -------------
Total investment income                                                                 1,215,588
                                                                                     -------------
EXPENSES (NOTE 2)
       Advisory fees                                                                      106,111
       Administration fees                                                                 70,740
                                                                                     -------------
Total expenses                                                                            176,851
                                                                                     -------------
Net investment income                                                                   1,038,737
                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                         1,893,859
       Net realized loss on sale of futures contracts                                    (132,589)
       Net realized loss on foreign currency transactions                                (275,452)
       Net change in unrealized appreciation (depreciation) of investments            (12,944,955)
       Net change in unrealized appreciation (depreciation) of futures contracts         (174,147)
       Net change in unrealized appreciation (depreciation) on translation of
           assets and liabilities in foreign currencies                                    64,464
                                                                                     -------------
Net loss on investments                                                               (11,568,820)
                                                                                     -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $(10,530,083)
                                                                                     =============

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                    DECEMBER 31, 2000   DECEMBER 31, 1999*
                                                                    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
       Net investment income                                             $  1,038,737   $   106,126
       Net realized gain                                                    1,485,818        32,307
       Net change in unrealized appreciation (depreciation)               (13,054,638)   11,799,108
                                                                         -------------  ------------
Net increase (decrease) in net assets resulting from operations           (10,530,083)   11,937,541
                                                                         -------------  ------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                       96,549,910    54,039,755
       Withdrawals                                                        (43,819,294)   (2,354,643)
                                                                         -------------  ------------
Net increase in net assets resulting from interestholder transactions      52,730,616    51,685,112
                                                                         -------------  ------------
Increase in net assets                                                     42,200,533    63,622,653

NET ASSETS:
Beginning of period                                                        63,622,653            --
                                                                         -------------  ------------
End of period                                                            $105,823,186   $63,622,653
                                                                         =============  ============

--------------------------------------------------------------------------------

* For the period from October 1, 1999 (commencement of operations) to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It  is  intended  that  the  Master   Portfolio's   assets,   income  and
distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:


--------------------------------------------------------------------------------
 NUMBER OF     FUTURES     EXPIRATION          NOTIONAL       NET UNREALIZED
 CONTRACTS       INDEX           DATE     CONTRACT VALUE        DEPRECIATION
--------------------------------------------------------------------------------

3             FTSE 100       03/16/01       $  277,872        $  (5,587)
12             EURO 50       03/16/01          541,379           (3,948)
14          NIKKEI 300       03/16/01          321,109           (8,487)
                                                             -----------
                                                                (18,022)

--------------------------------------------------------------------------------


     The Master Portfolio has pledged to a broker a cash balance in the amount of $131,270 for margin requirements.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $1,082,253.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements.

     As of December 31, 2000, the Master Portfolio had the following open forward foreign currency exchange contracts outstanding:



-------------------------------------------------------------------------------------------------
                       FOREIGN CURRENCY   EXCHANGE   FOREIGN CURRENCY   U.S. DOLLAR       NET
                                                                                      UNREALIZED
CURRENCY               PURCHASED/SOLD       DATE      COST/PROCEEDS        VALUE      GAIN (LOSS)
-------------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
British Pound                   236,240    02/06/01    $348,000           $353,137     $  5,137
Sterling
Euro Dollar                     690,295    02/06/01     619,000            648,382       29,382
Japanese Yen                 32,452,760    02/06/01     291,000            285,635      (5,365)
------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON PURCHASE CONTRACTS
                                                                                         29,154
------------------------------------------------------------------------------------------------
SALE CONTRACTS
British Pound                     3,386    02/06/01    $  5,000           $  5,061     $   (61)
Sterling
Euro Dollar                      13,106    02/06/01      12,000             12,310        (310)
------------------------------------------------------------------------------------------------
NET UNREALIZED LOSS ON SALE CONTRACTS
                                                                                          (371)
------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON FORWARD
          FOREIGN CURRENCY CONTRACTS
                                                                                       $ 28,783
------------------------------------------------------------------------------------------------


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter, of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07%
thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follows:

                      Purchases at cost        $    88,079,464
                      Sales proceeds                31,679,758


     At December 31, 2000, the cost of investments for federal income tax purposes was $110,086,884. Net unrealized depreciation aggregated $1,881,530, of which $5,515,591 represented gross unrealized appreciation on securities and $7,397,121 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     The value of the securities on loan at December 31, 2000 was $2,499,826 and the value of the related collateral was $2,644,544.

5.       FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:


-------------------------------------------------------------------------

                                            FOR THE             FOR THE
                                         YEAR ENDED        PERIOD ENDED
                                       DECEMBER 31,        DECEMBER 31,
                                               2000                1999 *
-------------------------------------------------------------------------


     Ratio of expenses to average   +         0.25%               0.25%
     net assets

     Ratio of net investment income +         1.47%               0.82%
     to average net assets

     Portfolio turnover rate                    45%                 39%

     Total return                           -14.85%              20.50% ++

-------------------------------------------------------------------------

*    PERIOD FROM OCTOBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,
     1999.
+    ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
++   NOT ANNUALIZED.




6.   CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from October 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of International Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
February 9, 2001